SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2016, are applied consistently in these financial statements.

For further information, refer to the consolidated financial statements as of December 31, 2016.

b.   Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the United States ("U.S."). Generally, these deposits may be redeemed upon demand and bear minimal risk.

The Company enters into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

c.	Stock-based compensation:

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. The update simplifies certain aspects of the accounting for share-based payment transactions, including income taxes, classification of awards and classification in the statement of cash flows and forfeiture rate calculation. The amendments of this ASU are effective for reporting periods beginning after December 15, 2016 and interim periods within those fiscal years, for public entities.

The Company has adopted ASU 2016-09 in the current interim consolidated financial statements using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. As a result of this adoption, the Company recorded an increase to accumulated deficit of $ 211 resulting from the election of accounting policy to account for forfeitures as they occurred as of January 1, 2017.

d.	Revenue recognition:

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). Subsequently, the FASB also issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), which adjusted the effective date of ASU 2014-09; ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which amends the principal-versus-agent implementation guidance and illustrations in ASU 2014 09; ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarifies identifying performance obligation and licensing implementation guidance and illustrations in ASU 2014-09; and ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which addresses implementation issues and is intended to reduce the cost and complexity of applying the new revenue standard in ASU 2014-09 (collectively, the “Revenue ASUs”).

The Revenue ASUs provide an accounting standard for a single comprehensive model for use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. The accounting standard is effective for interim and annual periods beginning after December 15, 2017. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (the full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method)

The Company currently anticipate adoption of the new standard effective January 1, 2018 under the modified retrospective method. The Company is in the process of determining the impact of the Revenue ASUs on its financial statements; However, the adoption of the Revenue ASUs is not expected to have a significant impact on the Company’s notes to consolidated financial statements and its internal controls over financial reporting.

e.	New Accounting Pronouncements and Other Standards:

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718) Scope of Modification Accounting. ASU 2017-09 provides clarification on when modification accounting should be used for changes to the terms or conditions of a share-based payment award. This ASU does not change the accounting for modifications but clarifies that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. This pronouncement is effective for annual reporting periods beginning after December 15, 2017 (early adoption is permitted). The Company is currently assessing the impact that adopting this new accounting standard will have on its consolidated financial statements.